Form N-1A Supplement	Apr. 07, 2026
Relative Sentiment Tactical Allocation ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Relative Sentiment Tactical Allocation ETF (MOOD) (the “Fund”) April 7, 2026 Supplement to the Summary Prospectus and Prospectus, each dated July 31, 2025, as previously supplemented